Prepaid Expenses and Other Receivables and Other assets - Summary of Prepaid Expenses and Receivables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current portion:
Prepaid input value-added tax	¥ 32,083		¥ 43,817
VAT refund receivable	4,827		200
Rental and other deposits	9,609		14,532
Advances to suppliers	10,230		13,731
Interest receivables	2,467		2,177
Advances to staff	397		970
Directors and officers liability insurance premium	658		658
Claim advance on behalf of insurer	53		77
Prepayment for share repurchase	898
Advances to a third party	10,000
Others	1,596		1,939
Prepaid Expense And Other Assets Before Impairment	72,818		78,101
Less: Allowance for impairment	(1,000)		(590)
Total prepaid expenses and other receivables	71,818	$ 10,413	77,511
Non-current portion:
Prepayment related to investment			200
Advances to long-term assets	279		179
Total	¥ 279		¥ 379